Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations	The following were the Company’s off-balance sheet contractual obligations as at December 31, 2023:
	2024	2025	2026	2027	2028	Thereafter	Total
Property leases	$1,110	$1,120	$1,119	$980	$966	$10,226	$15,521
Capital commitments	76,938	55,091	5,297	5,959	—	—	143,285
Other operating commitments	31,486	14,076	9,379	8,346	18,749	68,021	150,057
	$109,534	$70,287	$15,795	$15,285	$19,715	$78,247	$308,863